UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-09833
Investment Grade Income Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
December 31
Date of Fiscal Year End
June 30, 2010
Date of Reporting Period

Item 1. Reports to Stockholders

Investment Grade Income Portfolio as of June 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds — 34.1%

	Principal
	Amount
Security	(000’s omitted)	Value

Agriculture — 0.4%

Bunge, Ltd. Finance Corp., 5.10%, 7/15/15	$460	$482,449

		$482,449

Appliances — 0.4%

Whirlpool Corp., 6.125%, 6/15/11	$320	$331,454
Whirlpool Corp., MTN, 8.60%, 5/1/14	220	259,684

		$591,138

Banks — 8.2%

American Express Co., 6.80% to 9/1/16, 9/1/36(1)(2)	$580	$556,800
American Express Co., 8.125%, 5/20/19	890	1,107,579
Bank of America Corp., 5.65%, 5/1/18	1,150	1,181,129
Capital One Financial Corp., 8.875%, 5/15/40	250	262,638
Citigroup Capital XXI, 8.30% to 12/21/37, 12/21/57(1)(2)(3)	330	323,050
Citigroup, Inc., 5.00%, 9/15/14	280	280,423
Citigroup, Inc., 5.85%, 8/2/16(3)	745	774,661
Citigroup, Inc., 8.50%, 5/22/19(3)	185	221,042
Credit Suisse/New York, 6.00%, 2/15/18	1,240	1,296,659
Discover Bank, 7.00%, 4/15/20(3)	430	435,252
Fifth Third Capital Trust IV, 6.50% to 4/15/17, 4/15/37(1)(2)(3)	500	416,250
Goldman Sachs Group, Inc., 6.15%, 4/1/18	1,290	1,354,208
HSBC Finance Corp., 5.50%, 1/19/16(3)	755	809,599
Macquarie Group, Ltd., 6.00%, 1/14/20(4)	180	182,931
Manufacturers & Traders Trust Co., 5.629% to 12/1/16, 12/1/21(1)(2)	400	378,856
Morgan Stanley, MTN, 6.625%, 4/1/18	1,110	1,165,893
PNC Funding Corp., 3.625%, 2/8/15	610	628,833

		$11,375,803

Beverages — 1.1%

Anheuser-Busch Cos., Inc., 5.50%, 1/15/18	$175	$191,181
Anheuser-Busch Cos., Inc., 6.45%, 9/1/37	615	690,712
Diageo Capital PLC, 4.828%, 7/15/20(3)	510	542,490
Diageo Capital PLC, 5.875%, 9/30/36(3)	120	133,870

		$1,558,253

Broadcasting and Cable — 1.2%

Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/22	$680	$940,919
Time Warner Cable, Inc., 8.75%, 2/14/19	540	682,988

		$1,623,907

Building Materials — 0.4%

Masco Corp., 7.125%, 3/15/20(3)	$550	$535,327

		$535,327

Commercial Services — 0.5%

Waste Management, Inc., 7.375%, 3/11/19(3)	$260	$315,811
Waste Management, Inc., 7.75%, 5/15/32	310	389,957

		$705,768

Communications Services — 1.3%

AT&T, Inc., 4.85%, 2/15/14(3)	$165	$180,926
AT&T, Inc., 5.80%, 2/15/19(3)	475	536,175
British Telecommunications PLC, 5.95%, 1/15/18	510	533,077
Crown Castle International Corp., 9.00%, 1/15/15	270	286,875
Qwest Corp., 7.625%, 6/15/15(3)	270	290,250

		$1,827,303

Computers — 0.2%

Brocade Communications Systems, Inc., 6.625%, 1/15/18(4)	$300	$299,250

		$299,250

Diversified Manufacturing — 2.0%

Fortune Brands, Inc., 6.375%, 6/15/14(3)	$620	$690,945
Ingersoll-Rand Co., MTN, 6.015%, 2/15/28	1,310	1,443,031
Tyco International, Ltd., 6.875%, 1/15/21	550	662,397

		$2,796,373

Drugs — 0.6%

Abbott Laboratories, 6.00%, 4/1/39	$420	$485,412
Merck & Co., Inc., MTN, 5.76%, 5/3/37	335	380,143

		$865,555

See notes to financial statements

Investment Grade Income Portfolio as of June 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

	Principal
	Amount
Security	(000’s omitted)	Value

Electrical and Electronic Equipment — 0.9%

Amphenol Corp., 4.75%, 11/15/14	$700	$742,762
Jabil Circuit, Inc., 7.75%, 7/15/16	450	472,500

		$1,215,262

Energy — 0.1%

Marathon Oil Corp., 6.50%, 2/15/14	$90	$101,428

		$101,428

Financial Services — 1.3%

Franklin Resources, Inc., 2.00%, 5/20/13(3)	$235	$238,723
General Electric Capital Corp., 5.625%, 5/1/18	1,500	1,597,611

		$1,836,334

Foods — 0.8%

Kraft Foods, Inc., 5.375%, 2/10/20	$660	$709,092
McDonald’s Corp., 5.80%, 10/15/17(3)	365	427,093

		$1,136,185

Foods-Retail — 0.9%

Kroger Co. (The), 6.40%, 8/15/17	$620	$723,152
Safeway, Inc., 6.25%, 3/15/14	510	580,987

		$1,304,139

Health Services — 1.0%

HCA, Inc., 8.50%, 4/15/19	$250	$266,250
McKesson Corp., 6.50%, 2/15/14	340	388,832
Quest Diagnostics, Inc., 5.45%, 11/1/15	640	704,950

		$1,360,032

Insurance — 1.5%

Lincoln National Corp., 4.30%, 6/15/15	$465	$473,690
Prudential Financial, Inc., MTN, 6.00%, 12/1/17(3)	605	648,079
The Travelers Cos., Inc., 5.80%, 5/15/18	875	961,871

		$2,083,640

Lodging and Gaming — 0.7%

International Game Technology, 7.50%, 6/15/19	$600	$698,359
MGM Mirage, Inc., 8.50%, 9/15/10	300	300,750

		$999,109

Media — 0.5%

Walt Disney Co. (The), 5.50%, 3/15/19(3)	$600	$693,221

		$693,221

Mining — 0.5%

Rio Tinto Finance USA, Ltd., 9.00%, 5/1/19	$510	$670,908

		$670,908

Oil and Gas-Equipment and Services — 0.4%

Transocean, Inc., 7.375%, 4/15/18	$650	$617,898

		$617,898

Pipelines — 1.0%

Energy Transfer Partners LP, 9.70%, 3/15/19	$555	$671,942
Kinder Morgan Energy Partners, L.P., 5.85%, 9/15/12	640	686,654

		$1,358,596

Real Estate Investment Trusts (REITs) — 1.3%

AvalonBay Communities, Inc., MTN, 5.70%, 3/15/17	$500	$540,856
Developers Diversified Realty Corp., 7.50%, 4/1/17	330	324,446
Regency Centers, LP, 5.875%, 6/15/17	320	338,006
Vornado Realty, LP, 4.25%, 4/1/15	605	602,333

		$1,805,641

Retail-Drug Stores — 0.7%

CVS Caremark Corp., 5.75%, 6/1/17	$640	$713,424
Walgreen Co., 5.25%, 1/15/19(3)	240	272,904

		$986,328

Retail-Specialty and Apparel — 3.0%

Kohl’s Corp., 6.25%, 12/15/17(3)	$600	$700,354
Limited Brands, Inc., 8.50%, 6/15/19	250	270,625
Staples, Inc., 9.75%, 1/15/14(3)	520	638,380
Target Corp., 6.00%, 1/15/18(3)	600	710,454
TJX Cos., Inc., 6.95%, 4/15/19	550	684,490
Toys “R” Us, 10.75%, 7/15/17(4)	250	274,375
Wal-Mart Stores, Inc., 6.20%, 4/15/38	700	823,548

		$4,102,226

See notes to financial statements

Investment Grade Income Portfolio as of June 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

	Principal
	Amount
Security	(000’s omitted)	Value

Tobacco — 1.1%

Altria Group, Inc., 9.95%, 11/10/38	$440	$580,358
Philip Morris International, Inc., 5.65%, 5/16/18	870	953,846

		$1,534,204

Transportation — 0.6%

Ryder System, Inc., MTN, 7.20%, 9/1/15	$660	$766,649

		$766,649

Utilities — 1.5%

Dominion Resources, Inc., 8.875%, 1/15/19	$485	$642,165
Georgia Power Co., 5.70%, 6/1/17	655	748,487
Southern California Edison Co., 4.15%, 9/15/14	150	161,273
Southern California Edison Co., 6.05%, 3/15/39(3)	490	578,576

		$2,130,501

Total Corporate Bonds
(identified cost $44,121,471)		$47,363,427

Agency Mortgage-Backed Securities — 20.9%

	Principal
	Amount
Security	(000’s omitted)	Value

Federal Home Loan Mortgage Corp.:
Gold Pool #B10129, 3.50%, 10/1/18	$461	$477,031
Gold Pool #E00421, 6.00%, 3/1/11	8	8,809
Gold Pool #E00598, 5.50%, 12/1/13	188	203,182
Gold Pool #E00617, 5.50%, 1/1/14	321	346,024
Gold Pool #G04309, 5.50%, 5/1/38	5,530	5,934,979
Gold Pool #G18176, 5.00%, 4/1/22	1,995	2,128,374
PAC CMO, Series 2534, Class HG, 4.50%, 4/15/16	52	51,839
PAC CMO, Series 2939, Class HP, 5.00%, 4/15/28	148	151,817

		$9,302,055

Federal National Mortgage Association:
Pool #256673, 5.50%, 4/1/37	$3,872	$4,157,040
Pool #257169, 4.50%, 3/1/38	3,677	3,822,659
Pool #448183, 5.50%, 10/1/13	32	34,675
Pool #535454, 6.00%, 2/1/15	68	74,003
Pool #545937, 6.00%, 6/1/14	53	58,104
Pool #545948, 6.00%, 12/1/14	43	46,715
Pool #889040, 5.00%, 6/1/37	2,242	2,375,391
Pool #918109, 5.00%, 5/1/37	4,622	4,895,836
Pool #929009, 6.00%, 1/1/38	3,010	3,265,386

		$18,729,809

Government National Mortgage Association:
PAC CMO, Series 1998-14, Class PH, 6.50%, 6/20/28	$644	$716,870
Pool #781412, 6.50%, 2/15/17	249	268,181

		$985,051

Total Agency Mortgage-Backed Securities
(identified cost $26,597,106)		$29,016,915

Commercial Mortgage-Backed Securities — 11.8%

	Principal
	Amount
Security	(000’s omitted)	Value

BACM, Series 2004-1, Class A4, 4.76%, 11/10/39	$500	$518,492
BACM, Series 2004-6, Class A5, 4.811%, 12/10/42	460	485,347
BSCMS, Series 2002-TOP8, Class A2, 4.83%, 8/15/38	310	325,238
BSCMS, Series 2004-PWR3, Class A4, 4.715%, 2/11/41	400	417,296
BSCMS, Series 2004-T14, Class A4, 5.20%, 1/12/41	381	407,845
CGCMT, Series 2004-C1, Class A3, 5.251%, 4/15/40	495	516,136
CGCMT, Series 2004-C1, Class A4, 5.545%, 4/15/40	400	425,832
CSFB, Series 2003-C3, Class A3, 3.382%, 5/15/38	10	10,448
CSFB, Series 2003-C3, Class A5, 3.936%, 5/15/38	350	361,285
CSFB, Series 2004-C1, Class A4, 4.75%, 1/15/37	450	465,494
CSFB, Series 2004-C2, Class A2, 5.416%, 5/15/36	505	532,394
CSFB, Series 2004-C3, Class A5, 5.113%, 7/15/36	615	654,111
CSFB, Series 2005-C1, Class A4, 5.014%, 2/15/38	470	490,514
GECMC, Series 2002-2A, Class A2, 4.97%, 8/11/36	343	353,810
GECMC, Series 2002-3A, Class A1, 4.229%, 12/10/37	172	173,870
GECMC, Series 2004-C1, Class A3, 4.596%, 11/10/38	350	360,768

See notes to financial statements

Investment Grade Income Portfolio as of June 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

	Principal
	Amount
Security	(000’s omitted)	Value

GECMC, Series 2004-C2, Class A4, 4.893%, 3/10/40	$400	$419,715
GECMC, Series 2004-C3, Class A4, 5.189%, 7/10/39	600	635,808
JPMCC, Series 2003-C1, Class A2, 4.985%, 1/12/37	380	398,828
JPMCC, Series 2003-CB7, Class A4, 4.879%, 1/12/38	425	448,018
JPMCC, Series 2004-CBX, Class A4, 4.529%, 1/12/37	350	356,493
JPMCC, Series 2005-LDP1, Class A3, 4.865%, 3/15/46	300	307,070
LBUBS, Series 2002-C4, Class A3, 4.071%, 9/15/26	124	126,764
LBUBS, Series 2004-C8, Class A3, 4.435%, 12/15/29	910	926,370
MLMT, Series 2003-KEY1, Class A4, 5.236%, 11/12/35	440	471,335
MLMT, Series 2005-MCP1, Class AM, 4.805%, 6/12/43	1,225	1,148,695
MSC, Series 2003-IQ4, Class A2, 4.07%, 5/15/40	360	372,507
MSC, Series 2003-IQ6, Class A4, 4.97%, 12/15/41	470	499,882
MSC, Series 2004-IQ8, Class A5, 5.11%, 6/15/40	380	399,987
RBSCF, Series 2010-MB1, Class C, 4.819%, 4/15/15(4)	325	320,872
SBM7, Series 2000-C3, Class A2, 6.592%, 12/18/33	156	156,653
WBCMT, Series 2003-C4, Class A2, 4.566%, 4/15/35	655	687,059
WBCMT, Series 2004-C10, Class A4, 4.748%, 2/15/41	450	477,904
WBCMT, Series 2004-C12, Class A4, 5.483%, 7/15/41	585	621,366
WBCMT, Series 2004-C14, Class A2, 4.368%, 8/15/41	411	420,948
WBCMT, Series 2005-C17, Class A4, 5.083%, 3/15/42	610	643,668

Total Commercial Mortgage-Backed Securities
(identified cost $15,581,487)		$16,338,822

Asset-Backed Securities — 1.5%

	Principal
	Amount
Security	(000’s omitted)	Value

AESOP, Series 2010-3A, Class B, 6.74%, 5/20/16(4)	$850	$881,852
HAROT, Series 2008-1, Class A4, 4.88%, 9/18/14	600	624,113
HART, Series 2008-A, Class A4, 5.48%, 11/17/14	600	655,115

Total Asset-Backed Securities
(identified cost $2,049,756)		$2,161,080

U.S. Government Agency Bonds — 0.8%

	Principal
	Amount
Security	(000’s omitted)	Value

Federal National Mortgage Association, 4.75%, 11/19/12	$1,000	$1,090,792

Total U.S. Government Agency Bonds
(identified cost $1,018,719)		$1,090,792

U.S. Treasury Obligations — 24.7%

	Principal
	Amount
Security	(000’s omitted)	Value

U.S. Treasury Bond, 6.375%, 8/15/27	$6,060	$8,172,480
U.S. Treasury Note, 1.375%, 11/15/12	200	202,937
U.S. Treasury Note, 1.75%, 11/15/11	12,390	12,612,636
U.S. Treasury Note, 3.375%, 11/15/19	9,000	9,331,173
U.S. Treasury Note, 3.50%, 2/15/18	1,650	1,765,114
U.S. Treasury Note, 4.00%, 2/15/15	215	237,407
U.S. Treasury Note, 4.50%, 2/28/11	1,940	1,994,487

Total U.S. Treasury Obligations
(identified cost $32,433,846)		$34,316,234

Taxable Municipal Securities — 0.3%

	Principal
	Amount
Security	(000’s omitted)	Value

General Obligations — 0.3%

Dallas County, Hospital District, (Build America Bonds), 4.948%, 8/15/20	$395	$419,956

Total Taxable Municipal Securities
(identified cost $395,000)		$419,956

See notes to financial statements

Investment Grade Income Portfolio as of June 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Preferred Securities — 2.9%

Security	Shares	Value

Commercial Banks — 2.0%

Bank of America Corp., 8.125%(3)(5)	6,500	$635,412
Barclays Bank PLC, 7.434%(3)(4)(5)	7,000	632,275
JPMorgan Chase & Co., 7.90%(5)	6,500	680,863
KeyCorp Capital X, 8.00%(3)	5,000	121,800
Wells Fargo & Co., 7.98%(3)(5)	6,500	687,973

		$2,758,323

Diversified Financial Services — 0.6%

PPTT, 2006-A GS, Class A, 5.925%(4)(5)	8,000	$806,811

		$806,811

Insurance — 0.3%

RAM Holdings, Ltd., Series A, 7.50%(5)(6)	2,000	$500,125

		$500,125

Total Preferred Securities
(identified cost $5,639,253)		$4,065,259

Interest Rate Swaptions — 0.1%

	Expiration	Notional
Description	Date	Amount	Value

Options to receive 3-month USD-LIBOR-BBA Rate and pay 4.912%	12/29/2011	$9,000,000	$116,640

Total Interest Rate Swaptions
(identified cost $548,100)			$116,640

Short-Term Investments — 8.7%

	Interest
Description	(000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.25%(7)	$2,966	$2,966,014
Eaton Vance Cash Collateral Fund, LLC, 0.25%(7)(8)	9,153	9,153,385

Total Short-Term Investments
(identified cost $12,119,399)		$12,119,399

Total Investments — 105.8%
(identified cost $140,504,137)		$147,008,524

Other Assets, Less Liabilities — (5.8)%		$(8,119,552)

Net Assets — 100.0%		$138,888,972

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AESOP - Avis Budget Rental Car Funding LLC

BACM - Bank of America Commercial Mortgage, Inc.

BSCMS - Bear Stearns Commercial Mortgage Securities, Inc.

CGCMT - Citigroup Commercial Mortgage Trust

CMO - Collateralized Mortgage Obligations

CSFB - Credit Suisse First Boston Mortgage Securities Corp.

GECMC - General Electric Commercial Mortgage Corporation

HAROT - Honda Auto Receivables Owner Trust

HART - Hyundai Auto Receivables Trust

JPMCC - JPMorgan Chase Commercial Mortgage Securities Corp.

LBUBS - LB-UBS Commercial Mortgage Trust

MLMT - Merrill Lynch Mortgage Trust

MSC - Morgan Stanley Capital I

MTN - Medium-Term Note

PAC - Planned Amortization Class

PPTT - Preferred Pass-Through Trust 2006

RBSCF - Royal Bank of Scotland Citizens Financial

SBM7 - Salomon Brothers Mortgage Securities VII, Inc.

WBCMT - Wachovia Bank Commercial Mortgage Trust

(1)	Security converts to floating rate after the indicated fixed-rate coupon period.

(2)	The maturity date shown is the scheduled maturity date which is earlier than the final maturity date due to the possibility of earlier repayment.

(3)	All or a portion of this security was on loan at June 30, 2010.

(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At June 30, 2010, the aggregate value of these securities is $3,398,366 or 2.4% of the Portfolio’s net assets.

(5)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2010.

(6)	Non-income producing security.

(7)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2010. Income earned from investments in Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC and Cash Management Portfolio, an affiliated investment company, for the six months ended June 30, 2010 were $2,772, $2,248 and $0, respectively.

(8)	The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at June 30, 2010. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities.

See notes to financial statements

Investment Grade Income Portfolio as of June 30, 2010

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2010

Assets

Unaffiliated investments, at value including $8,964,929 of securities on loan (identified cost, $128,384,738)	$134,889,125
Affiliated investments, at value (identified cost, $12,119,399)	12,119,399
Interest receivable	1,168,035
Interest receivable from affiliated investment	708
Securities lending income receivable	1,070
Receivable for open swap contracts	9,249

Total assets	$148,187,586

Liabilities

Collateral for securities loaned	$9,153,385
Payable for open swap contracts	40,320
Payable to affiliates:
Investment adviser fee	51,447
Trustees’ fees	1,203
Accrued expenses	52,259

Total liabilities	$9,298,614

Net Assets applicable to investors’ interest in Portfolio	$138,888,972

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$132,415,656
Net unrealized appreciation	6,473,316

Total	$138,888,972

Statement of Operations

For the Six Months Ended
June 30, 2010

Investment Income

Interest	$2,966,183
Dividends	78,762
Securities lending income, net	2,772
Interest allocated from affiliated investments	2,703
Expenses allocated from affiliated investments	(455)

Total investment income	$3,049,965

Expenses

Investment adviser fee	$301,883
Trustees’ fees and expenses	2,200
Custodian fee	44,244
Legal and accounting services	33,006
Miscellaneous	3,914

Total expenses	$385,247

Net investment income	$2,664,718

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$800,418
Investment transactions allocated from affiliated investments	303
Swap contracts	7,032

Net realized gain	$807,753

Change in unrealized appreciation (depreciation) —
Investments	$3,207,857
Swap contracts	9,476

Net change in unrealized appreciation (depreciation)	$3,217,333

Net realized and unrealized gain	$4,025,086

Net increase in net assets from operations	$6,689,804

See notes to financial statements

Investment Grade Income Portfolio as of June 30, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	June 30, 2010	Year Ended
in Net Assets	(Unaudited)	December 31, 2009

From operations —
Net investment income	$2,664,718	$5,833,720
Net realized gain from investment transactions, financial futures contracts and swap contracts	807,753	350,844
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	3,217,333	1,228,535

Net increase in net assets from operations	$6,689,804	$7,413,099

Capital transactions —
Contributions	$20,079,392	$41,842,123
Withdrawals	(17,407,327)	(62,494,272)

Net increase (decrease) from capital transactions	$2,672,065	$(20,652,149)

Net increase (decrease) in net assets	$9,361,869	$(13,239,050)

Net Assets

At beginning of period	$129,527,103	$142,766,153

At end of period	$138,888,972	$129,527,103

See notes to financial statements

Investment Grade Income Portfolio as of June 30, 2010

FINANCIAL STATEMENTS CONT’D

Supplementary Data

	Six Months Ended		Year Ended December 31,
	June 30, 2010
	(Unaudited)		2009	2008	2007	2006	2005

Ratios/Supplemental Data

Ratios (as a percentage of average daily net assets):
Expenses(1)	0.58	%(2)	0.57%	0.57%	0.73%	0.76%	0.76%
Net investment income	4.00	%(2)	4.35%	4.82%	4.50%	4.12%	3.48%
Portfolio Turnover	31	%(3)	94%	70%	130%	93%	66%

Total Return	5.15	%(3)	5.99%	4.66%	5.56%	3.27%	2.15%

Net assets, end of period (000’s omitted)	$138,889		$129,527	$142,766	$125,703	$108,501	$104,581

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	Not annualized.

See notes to financial statements

Investment Grade Income Portfolio as of June 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Investment Grade Income Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to seek current income and total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2010, Eaton Vance Balanced Fund and Eaton Vance Investment Grade Income Fund held an interest of 49.8% and 20.7%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt securities purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. The value of preferred equity securities that are valued by a pricing service on a bond basis will be adjusted by an income factor, to be determined by the investment adviser, to reflect the next anticipated regular dividend. Financial futures contracts are valued at the settlement price established by the board of trade or exchange on which they are traded. Interest rate swaps and options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap quotations provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by the counterparty, so determined using the same techniques as those employed by the pricing service. Credit default swaps are normally valued using valuations provided by a third party pricing service. The pricing services employ electronic data processing techniques to determine the present value based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models.

Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund) and Eaton Vance Cash Collateral Fund, LLC (Cash Collateral Fund), affiliated investment companies managed by Eaton Vance Management (EVM). Cash Reserves Fund and Cash Collateral Fund generally value their investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves

Investment Grade Income Portfolio as of June 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

Fund and Cash Collateral Fund may value their investment securities in the same manner as debt obligations described above.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of June 30, 2010, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended December 31, 2009 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Financial Futures Contracts — The Portfolio may enter into financial futures contracts. The Portfolio’s investment in financial futures contracts is designed for hedging against changes in interest rates or as a substitute for the purchase of securities. Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

I  Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return,

Investment Grade Income Portfolio as of June 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no benefits from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio effectively adds leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. Upfront payments or receipts, if any, are recorded as other assets or other liabilities, respectively, and amortized over the life of the swap contract as realized gains or losses. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

J  Swaptions — The Portfolio may purchase swaptions for the purpose of hedging against adverse movements in interest rates. The contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into an interest rate swap, at preset terms, with the seller on the expiration date of the contract. The Portfolio pays a premium to the writer, which is recorded as an investment and subsequently marked to market to reflect the current value of the swaption. Premiums paid for swaptions that expire are treated as realized losses. Premiums paid for swaptions that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying swap transaction to determine the realized gain or loss. The writer of the swaption bears the risk of unfavorable changes in the preset rate of the underlying interest rate swap. The Portfolio’s risk is limited to the premium paid.

K  Interim Financial Statements — The interim financial statements relating to June 30, 2010 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.45% of the Portfolio’s average daily net assets up to $1 billion and at a reduced rate on average daily net assets of $1 billion or more, and is payable monthly. The fee reduction cannot be terminated without the consent of the Trustees and shareholders. Prior to its liquidation in February 2010, the portion of the adviser fee payable by Cash Management Portfolio, an affiliated investment company, on the Portfolio’s investment of cash therein was credited against the Portfolio’s investment adviser fee. The Portfolio currently invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended June 30, 2010, the Portfolio’s investment adviser fee totaled $302,044 of which $161 was allocated from Cash Management Portfolio and $301,883 was paid or accrued directly by the Portfolio. For the six months ended June 30, 2010, the Portfolio’s investment adviser fee, including the portion allocated from Cash Management Portfolio, was 0.45% (annualized) of the Portfolio’s average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30,

Investment Grade Income Portfolio as of June 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

2010, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and paydowns, for the six months ended June 30, 2010 were as follows:

Purchases

Investments (non-U.S. Government)	$30,735,998
U.S. Government and Agency Securities	13,651,928

$44,387,926

Sales

Investments (non-U.S. Government)	$11,878,811
U.S. Government and Agency Securities	28,082,246

$39,961,057

4   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$140,359,458

Gross unrealized appreciation	$8,885,832
Gross unrealized depreciation	(2,236,766)

Net unrealized appreciation	$6,649,066

5   Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include credit default swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at June 30, 2010 is as follows:

Credit Default Swaps — Sell Protection

			Notional
			Amount**	Receive		Net
	Reference	Credit	(000’s	Annual	Termination	Unrealized
Counterparty	Entity	Rating*	omitted)	Fixed Rate	Date	Depreciation

JPMorgan Chase Bank	HSBC Capital Funding LP (Preferred), 144A, 9.547% to 6/1/10	A3/A-	$2,000	0.350%	6/20/12	$(22,445)

HSBC Bank, USA	Pulte Homes, Inc., 7.875%, 8/1/11	B1/BB	1,000	0.880	6/20/11	(17,875)

						$(40,320)

Credit Default Swaps — Buy Protection

Pay
		Notional	Annual		Net
	Reference	Amount	Fixed	Termination	Unrealized
Counterparty	Entity	(000’s omitted)	Rate	Date	Appreciation

JPMorgan Chase Bank	HSBC Bank, PLC, 0.00%, 4/10/12	$2,000	0.095%	6/20/11	$9,249

$9,249

*	Credit ratings are those of Moody’s Investors Service, Inc. and Standard & Poor’s Corporation. The credit rating of the reference debt obligation (together with the unrealized appreciation or depreciation on the swap) are a representative measure of the current payment/performance risk of the credit default swap. A lower credit rating increases the probability of the occurrence of a credit event.

**	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At June 30, 2010, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $3,000,000.

At June 30, 2010, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objectives, the Portfolio is subject to the following risks:

Credit Risk: The Portfolio may enter into credit default swap contracts to manage its credit risk, to gain exposure to a credit in which the Portfolio may otherwise invest, or to enhance return.

Interest Rate Risk: The Portfolio holds fixed-rate bonds. The value of these bonds may decrease if interest rates rise. To hedge against this risk, the Portfolio may enter into interest rate swaptions.

Investment Grade Income Portfolio as of June 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

The Portfolio enters into swap contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At June 30, 2010, the fair value of derivatives with credit-related contingent features in a net liability position was $31,071.

The non-exchange traded derivatives in which the Portfolio invests, including swap contracts and over-the-counter options contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. At June 30, 2010, the maximum amount of loss the Portfolio would incur due to counterparty risk was $125,889, representing the fair value of such derivatives in an asset position, with the highest amount from any one counterparty being $116,640. To mitigate this risk, the Portfolio has entered into master netting agreements with substantially all its derivative counterparties, which allows it and a counterparty to aggregate amounts owed by each of them for derivative transactions under the agreement into a single net amount payable by either the Portfolio or the counterparty. At June 30, 2010, the maximum amount of loss the Portfolio would incur due to counterparty risk would be reduced by approximately $9,200 due to master netting agreements. Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of the Portfolio if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would also reduce the amount of any loss incurred.

The fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at June 30, 2010 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative(1)	Liability Derivative(2)

Credit	Credit Default Swaps	$9,249	$(40,320)
Interest rate	Interest Rate Swaptions	116,640	—

Total		$125,889	$(40,320)

(1)	Statement of Assets and Liabilities location: Receivable for open swap contracts and Unaffiliated investments, at value, respectively.

(2)	Statement of Assets and Liabilities location: Payable for open swap contracts.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended June 30, 2010 was as follows:

			Change in
			Unrealized
		Realized Gain	Appreciation
		(Loss) on	(Depreciation) on
		Derivatives	Derivatives
		Recognized in	Recognized in
Risk	Derivative	Income(1)	Income(2)

Credit	Credit Default Swaps	$7,032	$9,476
Interest rate	Interest Rate Swaptions	(178,812)	(227,718)

Total		$(171,780)	$(218,242)

(1)	Statement of Operations location: Net realized gain (loss) – Swap contracts and Investment transactions, respectively.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Swap contracts and Investments, respectively.

The average notional amount of swaptions and swap contracts outstanding during the six months ended June 30, 2010, which are indicative of the volume of these derivative types, were approximately $10,714,000 and $5,000,000, respectively.

6   Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of the requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2010.

7   Securities Lending Agreement

The Portfolio has established a securities lending agreement with SSBT as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or U.S. Government securities in an amount at least equal to the market value of the securities on loan. Cash collateral is invested in Cash Collateral Fund. The Portfolio earns interest on the amount invested in Cash Collateral Fund but it must pay (and at times receive from) the

Investment Grade Income Portfolio as of June 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

broker a loan rebate fee computed as a varying percentage of the collateral received. The net loan rebate fee paid by the Portfolio amounted to $3,613 for the six months ended June 30, 2010. At June 30, 2010, the value of the securities loaned and the value of the collateral received amounted to $8,964,929 and $9,153,385, respectively. In the event of counterparty default, the Portfolio is subject to potential loss if it is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears risk in the event that invested collateral is not sufficient to meet its obligations due on loans. For the six months ended June 30, 2010, the Portfolio realized losses of $120 on its investment of cash collateral in connection with securities lending.

8   Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Corporate Bonds	$—	$47,363,427	$—	$47,363,427
Agency Mortgage-Backed Securities	—	29,016,915	—	29,016,915
Commercial Mortgage-Backed Securities	—	16,338,822	—	16,338,822
Asset-Backed Securities	—	2,161,080	—	2,161,080
U.S. Government Agency Bonds	—	1,090,792	—	1,090,792
U.S. Treasury Obligations	—	34,316,234	—	34,316,234
Taxable Municipal Securities	—	419,956	—	419,956
Preferred Securities	121,800	3,943,459	—	4,065,259
Interest Rate Swaptions	—	116,640	—	116,640
Short-Term Investments	—	12,119,399	—	12,119,399

Total Investments	$121,800	$146,886,724	$—	$147,008,524

Credit Default Swaps	$—	$9,249	$—	$9,249

Total	$121,800	$146,895,973	$—	$147,017,773

Liability Description

Credit Default Swaps	$—	$(40,320)	$—	$(40,320)

Total	$—	$(40,320)	$—	$(40,320)

The Portfolio held no investments or other financial instruments as of December 31, 2009 whose fair value was determined using Level 3 inputs.

Eaton Vance Investment Grade Income Fund

BOARD OF TRUSTEES’ ANNUAL CONTRACT APPROVAL

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 26, 2010, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2010. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

Eaton Vance Investment Grade Income Fund

BOARD OF TRUSTEES’ ANNUAL CONTRACT APPROVAL CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2010, with respect to one or more Funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, thirteen, three, eight and fifteen times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective including, where relevant, the use of derivative instruments, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Investment Grade Income Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Investment Grade Income Fund (the “Fund”) invests, with Boston Management and Research (“BMR” or the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments to be held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board noted the abilities and experience of such investment personnel in analyzing factors relevant to investing in investment grade bonds. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Eaton Vance Investment Grade Income Fund

BOARD OF TRUSTEES’ ANNUAL CONTRACT APPROVAL CONT’D

Fund Performance

The Board compared the Portfolio’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three- and five-year periods ended September 30, 2009 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual management fee rates payable by the Portfolio and the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2009, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the Eaton Vance fund complex level. The Board considered that the Adviser had waived fees and/or paid expenses for the Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Portfolio, the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Portfolio and the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and relevant affiliates thereof are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

Eaton Vance Investment Grade Income Fund

OFFICERS AND TRUSTEES

Eaton Vance Investment Grade Income Fund

Officers
Thomas E. Faust Jr.
President and Trustee

Michael A. Allison
Vice President

John Brynjolfsson
Vice President

Maria C. Cappellano
Vice President

J. Scott Craig
Vice President

Paul Dickson
Vice President

James H. Evans
Vice President

Gregory R. Greene
Vice President

Thomas H. Luster
Vice President

Michael R. Mach
Vice President

Robert J. Milmore
Vice President

J. Bradley Ohlmuller
Vice President

Duncan W. Richardson
Vice President

Walter A. Row, III
Vice President

Judith A. Saryan
Vice President

Stewart D. Taylor
Vice President

Michael W. Weilheimer
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer
Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

Eaton Vance Investment Grade Income Fund

OFFICERS AND TRUSTEES CONT’D

Investment Grade Income Portfolio

Officers Thomas H. Luster President Bernard Scozzafava Vice President Barbara E. Campbell Treasurer Maureen A. Gemma Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

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Investment Adviser of Investment Grade Income Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Administrator of Eaton Vance Investment Grade Income Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Asset Servicing
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Investment Grade Income Fund
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

This report must be preceded or accompanied by a current prospectus or summary prospectus, if available. Before investing, investors should consider carefully the Fund’s investment objective(s), risks, and charges and expenses. The Fund’s current prospectus or summary prospectus, if available contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

2978-8/10	IGISRC

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).
Item 4. Principal Accountant Fees and Services
Not required in this filing.
Item 5. Audit Committee of Listed Registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not required in this filing.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not required in this filing.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not required in this filing.
Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Investment Grade Income Portfolio

By:	/s/ Thomas H. Luster Thomas H. Luster
President

Date:	August 11, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	August 11, 2010

By:	/s/ Thomas H. Luster Thomas H. Luster
President

Date:	August 11, 2010